INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

10.          INCOME TAXES

AirNet is a tax-exempted company incorporated in the Cayman Islands.

Broad Cosmos is tax-exempted company incorporated in the British Virgin Islands.

AN China is subject to Hong Kong tax law. According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, form April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HK$2.0 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations and 7.5% (half of the standard rate) for unincorporated businesses (mostly partnerships and sole proprietorships). Assessable profits above HK$2.0 million will continue to be subject to the rate of 16.5% for corporations and standard rate of 15% for unincorporated businesses. AN China is qualified to elect the tax rate of 8.25% as it has no assessable profit in 2018, and has a small profit in 2019 and 2020.

The Group’s subsidiaries in the PRC are all subject to PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws and regulations except for Air Joy, which was incorporated in Singapore with an income tax rate of 17% and has no assessable profit in 2020. The EIT rate for the Group’s operating in PRC was 25% with the following exceptions.

Wangfan Linghang qualified for theHNTE (entities that are qualified as "high and new technology enterprises strongly supported by the state") at the end of 2017 and entitled to an EIT rate of 15%, expiring on December 26, 2020, and will be entitled to an EIT rate of 25% afterwards.

Air Esurfing qualified for the HNTE in 2018 and entitled to an EIT rate of 15%, expiring on September 10, 2021.

Income tax expenses (benefits) are as follows:

	For the years ended December 31,
	2018	2019	2020
Income tax expenses (benefits):
Current	$150	$691	$830
Deferred	—	—	—
Income tax benefit due to reverse of UTP	—	—	(11,065)
	$150	$691	$(10,235)

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2018	2019	2020

Net loss before provision for income taxes	$(93,269)	$(33,213)	$(3,787)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(23,317)	(8,303)	(947)

Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	132	96	48
Tax effect of impairment loss on property and equipment and intangible assets	302	—	—
Tax effect of unrealized net operating loss	—	30,854	5,481
Tax effect of other permanent differences	4,913	(856)	19
Non-taxable gain from subsidiaries disposal	—	—	(14,323)
Effect of income tax benefit due to reverse of UTP	—	—	(11,065)
Changes in valuation allowance	17,080	(22,364)	104,282
Effect of preferential tax rates granted to PRC entities	689	1,215	1,599
Effect of income tax rate change	—	(262)	(396)
Effect of income tax rate difference in other jurisdictions	351	311	67

Income tax expenses (benefits)	$150	$691	$(10,235)

Effective tax rates	(0.2)%	(2.1)%	270.3%

The principal components of the Group's deferred income tax assets are as follows:

	As of December 31,
	2019	2020
Deferred tax assets:
Allowance for doubtful accounts	$15,341	$15,547
Amortization of intangible assets	93	726
Net operating loss carry forwards	44,350	29,572
Excess marketing and advertising expense (15%)	54	58
Impairment on inventory	80	52
Share transfer loss	—	11,836
Recognized cost of non-deductible VAT-input that generated in prior years	—	348
Total deferred tax assets	59,918	58,166

Valuation allowance	(59,918)	(58,166)

Total deferred tax assets, net	$—	$—

The Group had deferred tax assets which consisted of tax loss carry-forwards, accruals and reserves which can be carried forward to offset future taxable income. The valuation allowance provided as of December 31, 2019 and 2020 relates to the deferred tax assets generated by the Group’s VIEs. The Group's subsidiaries in the PRC had total net operating loss carry forwards approximately of $124,324 as of December 31, 2020. The net operating loss carry forwards for the PRC subsidiaries will expire on various dates through year 2025. The Group's valuation allowance decreased by $1,752 from $59,918 as of December 31, 2019 to $58,166 as of December 31, 2020. There was $10,282 valuation allowance made during the year, decreased by $19,700 due to the disposal of subsidiaries and adjusted by $4,601 exchange rate impact and $3,065 adjustment due to different estimated income tax rate in prior years.

The Group evaluates each UTP (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. In 2018, the Group incurred penalties of $4,324 related to underpayment or delayed payment for income tax expense of previous years. A tax penalty of $2,664 was assessed for a one-year delay of income taxes owed for 2015 arising from the gain on transferring 75% equity of AM Advertising and a tax penalty of $1,660 was assessed for the unpaid income tax expense of 2016 for the deduction of bad debt allowances from taxable income before tax without attempting to enforce collections of the assets and filing a special declaration of loss in asset. After paying the penalties noted above in 2018, taxes payable as of December 31, 2018 was  $11,065.  The Group determined that the unpaid tax liability was an uncertain tax (“UTP”) position as it is not more likely than not to be sustained on audit if the tax authorities were to re-examine this position. The tax authorities have not re-examined this position and the statute of limitations has expired as of the end of 2020. Therefore, the UTP was eliminated as a result of the lapse of the applicable statute of limitations.

The rollforward of uncertain tax position is as follows:

	As December 31,
	2018	2019	2020

Unrecognized tax benefits, beginning of year	$12,725	$11,065	$11,065
Reversal of UTP due to lapse of the applicable statute of limitations			(11,065)
Reductions related to settlement of tax matters	(1,660)	—
Unrecognized tax benefits, end of year	11,065	11,065	—

For years ending December 31, 2018, 2019 and 2020, the Group recognized no interest expense related to unrecognized tax benefits. The Group is not currently under examination by any income taxing authority, nor has it been notified of an impending examination. As of December 31, 2020, tax years 2016 to present are subject to examination by the tax authorities.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. New EIT Law includes a provision specifying that legal entities organized outside of China will be considered residents for Chinese income tax purposes if the place of effective management or control is within China. The Implementation Rules to the new EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within China. Additional guidance is expected to be released by the Chinese government in the near future that may clarify how to apply this standard to tax payers. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that its legal entities organized outside of China should be treated as residents for new EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

However, the Company’s subsidiaries located in the PRC were in a loss position and had accumulated deficit as of December 31,2020, and the tax basis for the investment was greater than the carrying value of this investment. A deferred tax asset should be recognized for this temporary difference only if it is apparent that the temporary difference will reverse in the foreseeable future. Absent of evidence of a reversal in the foreseeable future, no deferred tax asset for such temporary difference was recorded. The Company did not record any tax on any of the undistributed earnings because the relevant subsidiaries do not intend to declare dividends and the Company intends to permanently reinvest it within the PRC.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre-January 1, 2008 retained earnings will not be subject to the withholding tax.